Reinsurance - Products and Risks Reinsured (Details) - USD ($)		12 Months Ended	108 Months Ended	112 Months Ended	144 Months Ended	252 Months Ended	264 Months Ended
	Jul. 01, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2013	Dec. 31, 2022	Dec. 31, 2022
Term life insurance policies
Reinsured risk
Percentage of risk reinsured							90.00%
Indexed Universal Life Insurance
Reinsured risk
Percentage of risk reinsured				50.00%
Universal Life Insurance
Reinsured risk
Percentage of risk reinsured		50.00%				90.00%
Single life insurance policy
Reinsured risk
Amount retained per policy		$ 10,000,000
Flexible premium survivorship life policy
Reinsured risk
Amount retained per policy		10,000,000
Single life or flexible premium survivorship life policy
Reinsured risk
Amount retained per policy		$ 1,500,000
Long term care insurance
Reinsured risk
Percentage of risk reinsured		50.00%
Disability Insurance
Reinsured risk
Amount retained per policy		$ 5,000
Variable Universal Life Insurance
Reinsured risk
Percentage of risk reinsured			50.00%		90.00%
Subsidiary | RiverSource Life Insurance Company | Fixed annuity life contingent liabilities
Reinsured risk
Percentage of risk reinsured	100.00%